Consolidated statements of changes in equity (Parenthetical) - € / shares			12 Months Ended
	May 10, 2022	May 03, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends paid, ordinary shares per share (in EUR per share)			€ 3.76	€ 3.56	€ 3.33
EUROAPI
Exceptional supplementary dividend, percentage of share capital	5800.00%	58.00%
Weighted average share price (in EUR per share)	€ 14.58